INVESTMENTS (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of available-for-sale debt securities by contractual maturity
Due in one year or less	$ 19,901,000
Due after one year through five years	123,942,000
Due after five years through 10 years	659,318,000
Due after 10 years	183,879,000
Total amortized cost	1,294,350,000	1,085,728,000
Fair value of available-for-sale debt securities by contractual maturity
Due in one year or less	19,896,000
Due after one year through five years	131,681,000
Due after five years through 10 years	707,490,000
Due after 10 years	191,799,000
Total fair value	1,378,582,000	1,146,317,000
Amortized cost of debt securities held-to-maturity by contractual maturity
Due in one year or less	2,996,000
Due after one year through five years	651,000
Due after 10 years	8,081,000
Total amortized cost	11,728,000
Fair value of debt securities held-to-maturity by contractual maturity
Due in one year or less	3,023,000
Due after one year through five years	718,000
Due after 10 years	8,127,000
Total fair value	11,868,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	6,000	7,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	7,000
Amortized cost of fixed income securities by contractual maturity
Due in one year or less	22,897,000
Due after one year through five years	124,593,000
Due after five years through 10 years	659,318,000
Due after 10 years	191,960,000
Total amortized cost	1,306,084,000
Fair value of fixed income securities by contractual maturity
Due in one year or less	22,919,000
Due after one year through five years	132,399,000
Due after five years through 10 years	707,490,000
Due after 10 years	199,926,000
Total fair value	1,390,457,000
Net unrealized appreciation of available-for-sale fixed maturities and equity securities	219,700,000	179,900,000
Mtge/ABS/CMO
Amortized cost of available-for-sale debt securities by contractual maturity
Total amortized cost	307,310,000
Fair value of available-for-sale debt securities by contractual maturity
Total fair value	327,716,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	6,000	7,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	7,000
Amortized cost of fixed income securities by contractual maturity
Total amortized cost	307,316,000
Fair value of fixed income securities by contractual maturity
Total fair value	$ 327,723,000